NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 30, 2023	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit			$ (224,671)		$ (224,671)		$ (220,303)
Sales amount			$ 5,433	$ 594	$ 5,899	$ 894
PellePharm, Inc. [Member] | Asset Purchase Agreement [Member] | Development And Nda Acceptance Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments	$ 6,000
PellePharm, Inc. [Member] | Asset Purchase Agreement [Member] | Commercial Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments	$ 64,000
Description of upfront payment	$4 million to PellePharm. The Company is required to pay an additional amount of $0.7 million, subject to the terms as defined in the APA, 15 months from the closing date.
Increase in sales milestone amount due to sales exceed dollar 500 million	$ 89,000
Sales amount	$ 500,000
Clinical expenses		$ 500